Segment and geographic information - Geographic allocation of Net revenue and Income (loss) before income taxes from operations by geographic areas, and Long-lived assets (Detail) - JPY (¥)
¥ in Millions
		12 Months Ended
		Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Net revenue, income (loss) before income taxes and long-lived assets
Consolidated, Net revenue	[1]	¥ 1,496,969	¥ 1,403,197	¥ 1,395,681
Consolidated, Income (loss) before income taxes		328,158	322,795	165,158
Consolidated, Long-lived assets		423,949	455,674	466,807
Americas [Member]
Net revenue, income (loss) before income taxes and long-lived assets
Consolidated, Net revenue	[1]	268,653	263,587	219,857
Consolidated, Income (loss) before income taxes		(8,771)	49,962	(32,042)
Consolidated, Long-lived assets		117,323	125,222	129,308
Europe [Member]
Net revenue, income (loss) before income taxes and long-lived assets
Consolidated, Net revenue	[1]	168,186	159,474	145,808
Consolidated, Income (loss) before income taxes		(14,654)	14,401	(67,384)
Consolidated, Long-lived assets		67,010	66,167	76,589
Asia and Oceania [Member]
Net revenue, income (loss) before income taxes and long-lived assets
Consolidated, Net revenue	[1]	68,011	67,278	78,700
Consolidated, Income (loss) before income taxes		22,751	23,746	19,806
Consolidated, Long-lived assets		8,613	13,043	13,485
Subtotal [Member]
Net revenue, income (loss) before income taxes and long-lived assets
Consolidated, Net revenue	[1]	504,850	490,339	444,365
Consolidated, Income (loss) before income taxes		(674)	88,109	(79,620)
Consolidated, Long-lived assets		192,946	204,432	219,382
Japan [Member]
Net revenue, income (loss) before income taxes and long-lived assets
Consolidated, Net revenue	[1]	992,119	912,858	951,316
Consolidated, Income (loss) before income taxes		328,832	234,686	244,778
Consolidated, Long-lived assets		¥ 231,003	¥ 251,242	¥ 247,425

[1]	There is no revenue derived from transactions with a single major external customer.